Discontinued Operations - Summary of Long-Term Debt, Net of Applicable Discounts or Premiums for Discontinued Operations (Parenthetical) (Detail)		12 Months Ended
	Feb. 01, 2014 12.875% 2009 Debentures due December 31, 2014 [Member]	Feb. 02, 2013 12.875% 2009 Debentures due December 31, 2014 [Member] Discontinued Operations [Member]	Feb. 02, 2013 7.625% 1997 Debentures due October 15, 2017 [Member] Discontinued Operations [Member]	Feb. 02, 2013 3.5% 2004 Convertible Debentures due June 15, 2034 [Member] Discontinued Operations [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	12.875%	12.875%	7.625%	3.50%
Debt instrument, maturity date		Dec. 31, 2014	Oct. 15, 2017	Jun. 15, 2034